SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Payroll and related expenses	$ 1,758	$ 867	$ 510
Subcontractor and outsourced work	2,331	3,362	2,477
Share-based compensation	532
Legal fees		20	99
Pilot expenses and other	130	212	136
Research and development expense	$ 4,751	$ 4,462	$ 3,222